Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2011
Equity Incentive Plans
Assumptions used to determine the fair value of options granted

	2011	2010	2009
Weighted average expected term	7.9 years	7.8 years	8.1 years
Expected volatility	22.1 - 53.9%	23.7 - 52.3%	26.3 - 79.2%
Weighted average volatility	35.1%	35.1%	38.3%
Expected dividends	2.5 - 3.7%	2.4 - 2.8%	2.6%
Weighted average expected dividends	2.7%	2.6%	2.6%
Risk-free rate	0.0 - 3.5%	0.1 - 3.9%	0.0 - 3.7%

Summary of option activity

	Number (in 000s)	Weighted average exercise price	Aggregate intrinsic value (in 000s)	Weighted average remaining contractual term (years)
Outstanding as of January 1, 2011	35,296	$39.39
Granted	4,177	31.57
Exercised	(1,080)	17.87
Forfeited	(1,230)	28.69
Expired	(3,216)	44.69

Outstanding as of December 31, 2011:	33,947	39.00	$71,171	5.1

Outstanding, net of expected forfeitures	33,645	39.08	70,686	5.0
Outstanding, exercisable ("vested")	21,417	45.26	28,243	3.5

Changes in restricted stock units

	Number (in 000s)	Weighted average grant date fair value
Nonvested as of January 1, 2011	3,757	$31.50
Granted	1,366	31.38
Vested	(417)	61.66
Forfeited	(380)	29.08

Nonvested as of December 31, 2011	4,326	28.76